Bank Loans and Other Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Bank Loans and Other Borrowings [Abstract]
Schedule of Bank Loans and Other Borrowings
	As of March 31,			Maturity	Interest
	2024	2025	2025	Date	Rate
	(RMB)	(RMB)	(US$)
China Guangfa Bank Co., Ltd. Shenyang Branch (1)	18,357,574	-	-	2024/9/9	4.00%-4.50%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch (2)	44,983,415	38,428,803	5,353,543	2024/4/12-2025/11/7	4.00%
China CITIC Bank Shenyang Tiexi Branch (3）	12,388,064	-	-	2024/5/29	4.75%-5.00%
China Construction Bank Shenyang Heping Branch (4）	38,990,000	4,820,000	671,478	2024/7/24-2025/11/14	4.00%
China Construction Bank Shenyang Heping Branch (5）	712,400	-	-	2024/7/19	3.90%
Zhongguancun Technology Leasing Co., Ltd (6)	8,666,664	5,777,784	804,907	2025/11/7	5.00%
China CITIC Bank Shenyang Tiexi Branch (7)	1,400,000	5,503,290	766,667	2024/5/15-2025/11/15	4.55%
China CITIC Bank Shenyang Tiexi Branch (8)	900,000	3,618,982	504,163	2024/7/8-2026/1/18	4.55%
China CITIC Bank Shenyang Tiexi Branch (9)	880,000	3,503,099	488,019	2024/7/18-2026/1/18	4.55%
Industrial Bank Shenyang Branch (10)	29,776,670	-	-	2024/8/15-2024/9/17	4.00%
R-Bridge Healthcare Fund, LP (11)	118,354,060	-	-	2026/9/15	4.00%
Minsheng Bank Shenyang Huanghe Street Branch (12)	29,990,032	-	-	2024/7/7-2025/1/16	4.00%
CITIC Financial Leasing Co., Ltd (14)	13,141,853	13,797,406	1,922,126	2026/5/29	4.80%
Beijing Huarui Jingkai Real Estate Co., Ltd(15)	-	311,401,631	43,381,576	2025/12/31	5.00%
Apex Prospect Limited（16）	-	3,589,100	500,000	2026/2/17	5.00%
Bank loans and other borrowings due within one year	318,540,732	390,440,095	54,392,479

China Construction Bank Shenyang Heping Branch (4)	4,820,000	-	-	2025/10/15-2025/11/14	4.00%
Zhongguancun Technology Leasing Co., Ltd (6)	5,777,784	-	-	2025/11/7	5.00%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch (2)	38,428,802	-	-	2025/4/12-2025/11/7	4.00%
China CITIC Bank Shenyang Tiexi Branch (7)	5,503,290	-	-	2025/5/15-2025/11/15	4.55%
China CITIC Bank Shenyang Tiexi Branch (8)	3,618,982	-	-	2025/7/8-2026/1/18	4.55%
China CITIC Bank Shenyang Tiexi Branch (9)	3,503,099	-	-	2025/7/18-2026/1/18	4.55%
Industrial Bank Shenyang Branch (13)	19,993,041	19,993,041	2,785,244	2026/7/31-2026/9/3	4.25%
CITIC Financial Leasing Co., Ltd (14)	17,338,782	3,510,430	489,041	2026/5/29	4.80%
Long-term bank loans and other borrowings	98,983,780	23,503,471	3,274,285
Total bank loans and other borrowings	417,524,512	413,943,566	57,666,764

(1)

On September 13, 2021, LakeShore Group entered into a credit facility of RMB100.0 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance our working capital requirements. LakeShore Group drew RMB19.8 million from April 18, 2024 to May 17, 2024, with interest at 4%-4.5%, which was due on September 10, 2024. On September 9, 2024, LakeShore Group repaid RMB38.2 million. As of March 31, 2025, LakeShore Group has repaid it fully.

(2)

On July 12, 2021, LakeShore Group entered into a credit facility of RMB140.0 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. On September 12, 2023, LakeShore Group entered into another credit facility of RMB85.0 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. From April 12, 2024 to March 20, 2025, LakeShore Group repaid RMB45.0 million. As of March 31, 2025, the balance of RMB38.4 million (US$5.4 million) was outstanding.

(3)

On January 13, 2023, LakeShore Group entered into a credit facility of RMB40.0 million with China CITIC Bank Shenyang Tiexi Branch, due on May 29, 2024, to finance its working capital requirements. On May 29, 2024, LakeShore Group repaid RMB12.4 million. As of March 31, 2025, LakeShore Group has repaid it fully.

(4)	From March 17, 2023 to November 15, 2023, LakeShore Group borrowed RMB43.8 million in total with interest at 4.00% from China Construction Bank Shenyang Heping Branch. The loan will be due from July 24, 2024 to November 14, 2025. From July 22, 2024 to December 5, 2024, LakeShore Group repaid RMB39.0 million. As of March 31, 2025, the balance of RMB4.8 million (US$0.7 million) was outstanding.

(5)	On July 20, 2023, LakeShore Group borrowed RMB712,400 with interest at 3.90% from China Construction Bank Shenyang Heping Branch for one year. On July 18, 2024, LakeShore Group repaid RMB712,400. As of March 31, 2025, LakeShore Group has repaid it fully.

(6)	On November 8, 2022, LakeShore Group borrowed RMB26.0 million with interest at 5.00% from Zhongguancun Technology Leasing Co., Ltd for 36 months. LakeShore Group shall repay RMB722,222 monthly from December 15, 2022 to October 15, 2025 and pay the last repayment of RMB722,230 on November 7, 2025. LakeShore Group repaid RMB11.6 million from December 2022 to March 2024 and 8.7 million from April 2024 to March 2025. As of March 31, 2025, the balance of RMB5.8 million (US$0.8 million) was outstanding.

(7)	On November 15, 2023, LakeShore Group borrowed RMB6.9 million from China CITIC Bank Shenyang Tiexi Branch to finance working capital requirements, with interest at 4.55%. The loan will be due from May 15, 2024 to November 15, 2025. From May 15, 2024 to November 13, 2024, LakeShore Group repaid RMB1.4 million. As of March 31, 2025, the balance of RMB5.5 million (US$0.8 million) was outstanding.

(8)	On January 8, 2024, LakeShore Group borrowed RMB4.5 million with interest at 4.55% from China CITIC Bank Shenyang Tiexi Branch to finance working capital requirements. The loan will be due from July 8, 2024 to January 8, 2026. From July 4, 2024 to January 7, 2025, LakeShore Group repaid RMB0.9 million. As of March 31, 2025, the balance of RMB3.6 million (US$0.5 million) was outstanding.

(9)	On January 18, 2024, LakeShore Group borrowed RMB4.4 million with interest at 4.55% from China CITIC Bank Shenyang Tiexi Branch to finance working capital requirements. The loan will be due from July 18, 2024 to January 18, 2026. From July 17, 2024 to January 16, 2025, LakeShore Group repaid RMB0.88 million. As of March 31, 2025, the balance of RMB3.5 million (US$0.5 million) was outstanding.

(10)	From August 16, 2023 to September 18, 2023, LakeShore Group borrowed RMB29.8 million with interest at 4.00% from Industrial Bank Shenyang Branch for one year. The loan will be due from August 15, 2024 to September 17, 2024. From August 14, 2024 to September 13, 2024, LakeShore Group repaid RMB29.8 million. As of March 31, 2025, LakeShore Group has repaid it fully.

(11)	On March 16, 2022, LakeShore Group entered into a facility agreement with R-Bridge Healthcare Fund, LP (“R-Bridge”), as agent, to finance RMB274,868,000 (US$40,000,000) for 54 months with interest at 4.00% (“R-Bridge Loan”). On December 27, 2023, HK Yisheng received a letter from R-Bridge (the “R-Bridge Letter”), notifying the Company that it has reason to believe HK Yisheng defaulted under financial covenants and other obligations under the facility agreement, and under the instructions of the lenders to urge the Company to consider and reach an amicable solution with the lenders, including, without limitation, repaying the loan of $40.0 million in full, as soon as possible. The Company repaid $15.0 million, $10.0 million and $18.1 million respectively in February, March and April, 2024. As of March 31, 2025, LakeShore Group has repaid its full amount of $40.0 million and accrued interest of $3.1 million.

(12)	From July 7, 2023 to January 16, 2024, LakeShore Group borrowed RMB30.0 million with interest at 4.0% from Minsheng Bank Shenyang Huanghe Street Branch, due from July 7, 2024 to January 16, 2025. From July 5, 2024 to January 15, 2025, LakeShore Group repaid RMB30.0 million. As of March 31, 2025, LakeShore Group has repaid it fully.

(13)	From August 14, 2023 to September 14, 2023, LakeShore Group borrowed RMB20.0 million with interest at 4.25% from Industrial Bank Shenyang Branch for about three years. The loan will be due from July 31, 2026 to September 3, 2026. As of March 31, 2025, the balance of RMB20.0 million (US$2.8 million) was outstanding.

(14)

On May 29, 2023, LakeShore Group borrowed RMB40.0 million with interest at 4.80% from CITIC Financial Leasing Co., Ltd for three years. The loan will be due on May 29, 2026. From August 15, 2023 to February 14, 2025, LakeShore Group repaid RMB22.7 million. As of March 31, 2025, the balance of RMB17.3 million (US$2.4 million) was outstanding, of which RMB13.8 million (US$1.9 million) will become due within one year.

(15)

From May 29, 2024 to March 20, 2025, LakeShore Group borrowed RMB311.4 million with interest at 5.0% from Beijing Huarui Jingkai Real Estate Co., Ltd. The loan will be due on December 31, 2025. As of March 31, 2025, the balance of RMB311.4 million (US$43.4 million) was outstanding.

(16)	On March 26, 2025, LakeShore Group borrowed RMB3.6 million with interest at 5.0% from Apex Prospect Limited. The loan will be due on February 17, 2026. As of March 31, 2025, the balance of RMB3.6 million (US$0.5 million) was outstanding.